EXPLANATORY NOTE

The XBRL interactive data file included as an exhibit to this filing relates to the Supplement dated September 25, 2018 to the GMO Series Trust Prospectus, dated June 30, 2018, filed with the Securities and Exchange Commission on September 25, 2018 (SEC Accession No. 0001144204-18-050660) pursuant to Rule 497(e) under the Securities Act of 1933, as amended.

EXHIBIT INDEX

GMO SERIES TRUST

Exhibit Ref.	Title of Exhibit
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.INS	XBRL Instance Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase
EX-101.SCH	XBRL Taxonomy Extension Schema Document